Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	Oct. 10, 2019	Mar. 12, 2019	Aug. 22, 2019	Mar. 28, 2019	Jun. 30, 2019
Equity (Textual)
Description of american depositary shares					The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents 40 ordinary shares, or the right to receive 40 ordinary shares deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS also represents any other securities, cash or other property which may be held by the depositary.
Conversion of convertible instruments amount					$ 250
Net of issuance expenses					$ 248
Share exercise price				$ 1.41	$ 1.01
NIS [Member]
Equity (Textual)
Ordinary shares par value					$ 0.1
Events after reporting period [member]
Equity (Textual)
Number of warrants registered			482,139
Directors [Member]
Equity (Textual)
Available for grant shares		3,280,000
Share exercise price		$ 6.00
Available for grant shares expenses		$ 263
Issuance of options, description		The Company's board of directors approved and granted 82,000 ADS options (equal to 3,280,000 ordinary share options) under the Company's Israeli Share Option Plan (2015) ("2015 ESOP") to a new consultant of the Company. The fair value of the ADS options was set at $3.20 per ADS option and the exercise price is $6.00. The ADS options shall vest in equal portions, on a monthly basis, over three months.
ADS options [Member]
Equity (Textual)
Available for grant shares		82,000
Share exercise price		$ 3.20
ADS options [Member] | Events after reporting period [member]
Equity (Textual)
Available for grant shares	709,000
Purchase Agreement [Member]
Equity (Textual)
Purchase agreement, description				The Company entered into a definitive securities purchase agreement (the “Purchase Agreement”) with institutional investors to purchase (i) 642,853 of the Company’s ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the “Registered Direct Offering”); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the “Warrants”), in a concurrent private placement (the “March 2019 Financing Round” and, together with the Registered Direct Offering, the “Offerings”).
Gross proceeds from offerings				$ 2,000
Conversion of convertible instruments amount				250
Financing issuance expenses gross				355
Net of issuance expenses				248
Additional attributed to warrants				$ 107
Warrants exercisable terms				3 years
Warrants exercise price				$ 3.5